Going Concern	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022
Going Concern
Going Concern

Note 2 – Going Concern

As reflected in the accompanying financial statements, the Company has used $81,930(2022: $51,177) of cash in operations for the three months ended March 31, 2023. This raises substantial doubt about its ability to continue as a going concern. The ability of the Company to continue as a going concern is dependent on the Company’s ability to raise additional capital and implement its business plan. The financial statements do not include any adjustments that might be necessary if the Company is unable to continue as a going concern.

Management believes that actions presently being taken to obtain additional funding and implement its strategic plans provide the opportunity for the Company to continue as a going concern.

Note 2 – Going Concern

As reflected in the accompanying financial statements, the Company has used $466,528 (2021: $202,032) of cash in operations for the year ended December 31, 2022. This raises substantial doubt about its ability to continue as a going concern. The ability of the Company to continue as a going concern is dependent on the Company’s ability to raise additional capital and implement its business plan. The financial statements do not include any adjustments that might be necessary if the Company is unable to continue as a going concern.

Management believes that actions presently being taken to obtain additional funding and implement its strategic plans provide the opportunity for the Company to continue as a going concern.